Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	$ 48,410	$ 30,608
Short-term deposits	5,191	2,810
Total cash and cash equivalents	53,601	33,418	$ 16,050	$ 26,519
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	53,601	33,418	$ 16,050	$ 26,519
BRAZIL
Cash and cash equivalents [abstract]
Total cash and cash equivalents	23,595	2,645
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	23,595	2,645
CHILE
Cash and cash equivalents [abstract]
Total cash and cash equivalents	11,835	6,047
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	11,835	6,047
COLOMBIA
Cash and cash equivalents [abstract]
Total cash and cash equivalents	2,988	8,674
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,988	8,674
UNITED KINGDOM
Cash and cash equivalents [abstract]
Total cash and cash equivalents	7,335	10,920
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,335	10,920
URUGUAY
Cash and cash equivalents [abstract]
Total cash and cash equivalents	3,475	3,013
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,475	3,013
Other country [Member]
Cash and cash equivalents [abstract]
Total cash and cash equivalents	4,373	2,119
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 4,373	$ 2,119